Commitments and Contingencies (Details)								6 Months Ended		12 Months Ended
	Dec. 31, 2025 USD ($)	Nov. 30, 2025 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 30, 2022 USD ($)	Dec. 01, 2020 SGD ($)	Dec. 01, 2020 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 SGD ($)	Jun. 30, 2025 USD ($)
Commitments and Contingencies [Line Items]
Finance lease right of use asset (in Dollars)												$ 79,905
Finance lease obligation										10 years	10 years
Short term lease expenses								9,886	$ 7,773			34,600		$ 31,080
Consideration														$ 5,500
Consap Pte Ltd [Member]
Commitments and Contingencies [Line Items]
Consideration													$ 1,000,000
RP Singapore [Member]
Commitments and Contingencies [Line Items]
Consideration											$ 1,000,000
Acquisition Agreement [Member]
Commitments and Contingencies [Line Items]
Total cash consideration						$ 3,228,720	$ 2,400,000
Total contracts value											2,000,000
Deposits								$ 1,856,171		$ 1,856,171		$ 1,856,171			$ 1,459,369
Acquisition Agreement [Member] | Consap Pte Ltd [Member]
Commitments and Contingencies [Line Items]
Consideration				$ 1,000,000
Total contracts value			$ 2,000,000
Acquisition Agreement [Member] | Consap Pte Ltd [Member] | Forecast [Member]
Commitments and Contingencies [Line Items]
Total contracts value	$ 1,400,000
Acquisition Agreement [Member] | RP Singapore [Member]
Commitments and Contingencies [Line Items]
Total cash consideration						$ 1,856,171					1,400,000
Consideration											$ 1,000,000
Total contracts value			$ 1,400,000		$ 2,000,000
Acquisition Agreement [Member] | RP Singapore [Member] | Forecast [Member]
Commitments and Contingencies [Line Items]
Total contracts value		$ 2,000,000
Mr. Chee Wai Chan [Member] | Consap Pte Ltd [Member]
Commitments and Contingencies [Line Items]
Equity interest percentage						100.00%	100.00%